Leases - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 2,306
2023	2,696
2024	2,670
2025	2,232
2026	2,315
Thereafter	599
Total operating lease payments	12,818
Less portion representing imputed interest	(1,453)
Total operating lease liabilities	11,365	$ 726
Less current portion	2,222	494
Long-term portion	$ 9,143	$ 232